SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Indefinite-Lived Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Impairment loss of indefinite-lived intangible assets			$ 784,500
Brand name
Indefinite-lived Intangible Assets [Line Items]
Impairment loss of indefinite-lived intangible assets	$ 784,500	$ 784,500